Shareholders' Equity (Details) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended									6 Months Ended	12 Months Ended		1 Months Ended
	Nov. 30, 2013	Jan. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Lincoln Park Capital Fund, Llc [Member]	Jan. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2013 Warrant [Member] Consultant [Member]	Dec. 31, 2012 Warrant [Member] Consultant [Member]	Dec. 31, 2012 Warrant [Member] Sigma Tau [Member]	May 31, 2014 Common Stock [Member]	Apr. 30, 2014 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Jan. 30, 2014 Common Stock [Member]	Oct. 31, 2013 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]	Jan. 31, 2012 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Nov. 30, 2013 Common Stock [Member] Lincoln Park Capital Fund, Llc [Member]
Shareholders' Equity (Textual)
Preferred stock, shares authorized			350,000		350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Issuance of common stock																	77,889			1,034,483		43,067	1,034,483
Common stock issued in Unit offering, Shares									5,416,581										6,773,995				6,773,995
Number of common stock issued for stock warrants exercised									(107,143)				724,873					107,143
Issuance of common stock pursuant to Lincoln Park equity line, Shares															76,907	76,932						153,839	383,370		383,370
Common stock issued for stock options exercised																							103,439
Common stock issued in consideration for services performed, Shares											5,000	50,000										71,000	55,104	46,706
Issuance of common stock to employee, Shares																					16,667			16,667
Value of shares issued			$ 314,475		$ 528,051		$ 10,000,000															$ 154	$ 383
Proceeds from exercise of options and warrants			13,003	7,500	235,975
Charge for common stock issued for collaboration agreement			100,002		1,500,000																	43	1,034
Fair value of common stock warrants to vendors			(4,775)		(4,775)	(429,902)
Additional warrant expenses and charges					4,775	429,902
Warrant issuance expenses representing estimated fair value of services performed					3,654,770
Period for Fusion Capital to purchase common stock
In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital  Fund, LLC (“Lincoln Park”). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 75,000 shares (“Regular Purchase”) of the Company’s common stock every two business days, up to an aggregate of $10.0 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company’s common stock on such date.

Number of shares issued as commitment fee							100,000
Maximum additional commitment shares upon relative proportion of purchases compared to the total commitment							122,070
Shares issued to employees under 2011 bonus		16,667
Value of shares under agreement consist of commitment fee on equity line value draws							750,000
Closeing Price Of Common Shares							$ 2.50
Description Of Purchase Agreement	In addition to the Regular Purchase and provided that the closing price of the common shares is not below $1.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day (Accelerate Purchase Date") additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date's volume weighted average price.
Proceeds from Issuance of Common Stock	600,000		314,475		528,051
Proceed From Common Stock Agreement Gross	$ 383,370
Cash Less Warrant								250,000
Common stock upon the execution of an agreement to evaluate														43,607
Common stock upon the exercise of vested stock options														29,172
Issuance of common stock to vendor, Shares											5,000	50,000										71,000	55,104	46,706